OTHER CURRENT ASSETS - Movement of allowance for doubtful accounts (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
OTHER CURRENT ASSETS
Balance at beginning of the period	$ 2,313,646	$ 56,552
Charge (reversal of charge) to expenses	7,636	(38,607)
Foreign exchange adjustments	71,012	(697)
Balance at end of the period	$ 2,392,294	$ 17,248